SCHEDULE OF PURCHASE PRICE ALLOCATED (Details) - USD ($)	Apr. 20, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Fixed assets	$ 1,098,070
Inventory and other assets	13,985
Operating lease right-of-use asset, net	1,409,288
Goodwill	1,985,645	$ 1,985,645	$ 1,985,645
Intangible assets	531,051
Operating lease liabilities	(1,438,039)
Acquired assets, net	3,600,000
Acquired assets, net	3,600,000
Three Restaurants [Member]
Business Acquisition [Line Items]
Cash	900,000
Promissory note to Seller	600,000
Bank notes payables	900,000
Convertible note to Seller	1,200,000
Total purchase price	$ 3,600,000